Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,925,000
Previously Paid Amount	0.00
Total Fee Amount	403.94
Total Offset Amount	0.00
Net Fee	403.94
Narrative - Max Aggregate Offering Price	$ 2,925,000
Final Prospectus	true